VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2015	2014
Cost	1,964,852	1,715,510
Accumulated depreciation	323,535	338,377
Vessels and equipment, net	1,641,317	1,377,133

During 2015, the Company took delivery of eight second-hand dry bulk carriers at an aggregate cost of $272.0 million and three newbuilding container vessels at an aggregate cost of $270.7 million. During 2014, the Company took delivery of two second-hand dry bulk carriers at an aggregate cost of $61.8 million, nine second-hand container vessels at an aggregate cost of $127.9 million and two newbuilding container vessels at an aggregate cost of $173.8 million.

An impairment charge of $29.2 million was recorded against the carrying value of two container vessels in the year ended December 31, 2015. In the year ended December 31, 2014, an impairment charge of $11.8 million was recorded against the carrying value of five container vessels, which were all disposed of in February 2015 (see Note 8: Gain on sale of assets and termination of charters).

Depreciation expense was $78.1 million for the year ended December 31, 2015 (2014: $67.4 million; 2013: $58.4 million).